INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2011
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
NOTE 9:-	INTANGIBLE ASSETS, NET

	Weighted average	December 31,
	useful life	2011	2010

Original cost:

Patent	2.2	$1,899	$1,899
Distribution agreements	3.5	1,600	1,600
Brand name	2.0	295	295
In process R&D (*)	2.0	773	773
Developed technologies (*)	4.1	29,533	29,533
Trade name	5.5	3,300	3,300
Non-compete covenant	1.5	1,200	1,200
Customer relationships	2.3	8,930	8,930
Distribution exclusivity (*)	1.8	1,632	1,400

		49,162	48,930
Accumulated amortization:

Patent		1,899	1,670
Distribution agreements		363	286
Brand name		206	161
Developed technology		7,017	2,901
Trade name		600	300
Covenant not to compete		800	400
Customer relationships		5,717	3,573
Distribution exclusivity		747	-

		17,349	9,291

Amortized cost		$31,813	$39,639

(*)	During the years ended December 31, 2011 and 2010, the Company recorded an impairment charge in the total amount of $ 123 and $ 1,319, respectively. The impairment charge was attributed to in-process R&D and developed technology in 2010 in the amounts of $ 720 and $ 599, respectively, and to distribution exclusivity license in 2011 in the amount of $ 123. No impairment was recognized in 2009.

During 2011, 2010 and 2009, the Company recorded amortization expenses in the amount of $ 8,058, $ 6,908 and $ 694, respectively. The annual amortization expense relating to intangible assets as of December 31, 2011 is estimated to be as follows:

2012	$6,694
2013	5,712
2014	4,526
2015	4,648
2016	3,850
Thereafter	6,383

Total	$31,813